INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Earnings before income taxes	$ 384.5	$ 490.1
Canadian statutory tax rate (%)	26.50%	26.50%
Expected income tax expense	$ 101.9	$ 129.9
Impact of higher foreign tax rates	(37.3)	28.8
Impact of change in enacted tax rates	146.9	2.8
Permanent differences	(2.6)	29.4
Change in recognition of deferred tax assets	(16.2)	53.4
Foreign exchange and other translation amounts	(3.6)	(3.4)
Adjustments For Inflation	23.0	(1.3)
True-up of tax provisions in respect of prior years	12.1	(1.1)
Withholding taxes	7.2	8.4
Mining taxes on profit	58.5	28.9
Planned distribution of foreign earnings of the company	6.5	10.1
Other	(0.8)	0.6
Net income tax expense	295.7	286.5
Income tax expense (recovery) is represented by:
Current income tax expense	159.8	116.2
Deferred income tax expense	135.9	170.3
Net income tax expense	$ 295.7	$ 286.5